UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22208

                   Valued Advisers Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
                            (Address of principal executive offices)                   (Zip code)

Capitol Services, Inc.
615 S. Dupont Hwy.
Dover, DE 19901
(Name and address of agent for service)

With a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
2041 W. 141st Terrace
Suite 119
Leawood, KS 66224

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:   10/31

Date of reporting period:  7/31/2011

Item 1. Schedule of Investments.

Geier Strategic Total Return Fund
Schedule of Investments
July 31, 2011
(Unaudited)

Common Stocks - 5.67%	Shares	Fair Value

Consumer Staples - 0.81%
Procter & Gamble Co. / The	4,000	$245,960

Energy - 1.34%
El Paso Corp.	20,000	411,000

Health Care - 0.85%
Johnson & Johnson	4,000	259,160

Information Technology - 2.67%
Intel Corp.	12,000	267,960
Microsoft Corp.	20,000	548,000
		815,960

TOTAL COMMON STOCKS (Cost $1,673,554)		1,732,080

Mutual Funds - 18.53%

Artio Total Return Bond Fund - Class I	204,613	2,817,522
Templeton Global Bond Fund - Advisor Class	202,802	2,839,233

TOTAL MUTUAL FUNDS (Cost $5,500,000)		5,656,755

Corporate Bonds - 16.66%	Principal Amount

Allied Waste North America, Inc., 6.875%, 06/01/2017	$250,000	270,638
Ally Financial, Inc., 7.125%, 10/15/2017	250,000	250,544
Arch Coal, Inc., 8.750%, 08/01/2016	250,000	278,750
Atlas Pipeline Partners, 8.750%, 06/15/2018	250,000	270,000
Citigroup, Inc., 0.522%, 06/09/2016 (a)	250,000	227,416
Federal Farm Credit Bank, 5.875%, 08/16/2021	250,000	273,966
Gap, Inc. / The, 5.950%, 04/12/2021	500,000	494,232
General Electric Capital Corp., 0.446%, 01/08/2016 (a)	250,000	241,674
Goldman Sachs Capital II, 5.793%, 06/01/2043 (a)	250,000	198,750
Goodyear Tire & Rubber, 10.500%, 05/15/2016	163,000	184,394
Icahn Enterprises Finance Corp., 7.750%, 01/15/2016	250,000	260,625
JPMorgan Chase & Co., 7.900%, 04/29/2049 (a)	250,000	268,885
Lincoln National Corp., 7.000%, 05/17/2066 (a)	250,000	255,000
National City Preferred Capital Tr I, 12.000%, 12/12/2049 (a)	250,000	273,686
Netflix Inc., 8.500%, 11/15/2017	250,000	283,750
Quicksilver Resources, Inc., 8.250%, 08/01/2015	250,000	266,250
Steel Dynamics Inc., 7.750%, 4/15/2016	250,000	265,625
Tesoro Corp., 6.500%, 06/01/2017	250,000	257,500
Wells Fargo Capital XV, 9.750%, 09/29/2049 (a)	250,000	265,938

TOTAL CORPORATE BONDS (Cost $5,097,522)		5,087,623

Municipal Bonds - 7.14%

California Qualified School Board, 4.760%, 09/01/2017	355,000	358,909
City of East Orange NJ, 5.300%, 04/01/2017	250,000	257,720
City of Las Vegas NV, 5.900%, 05/01/2024	235,000	243,312
County of Reeves TX, 6.875%, 12/01/2020	250,000	252,708
County of Wayne MI, 9.250%, 12/01/2025	250,000	276,808
Indiana Bond Bank, 5.790%, 01/15/2025	250,000	255,140
Maricopa County Unified School District No 97-Deer Valley AZ, 5.250%, 07/01/2017	250,000	281,408
Puerto Rico Commonwealth Government, 3.670%, 05/01/2014	250,000	253,910

TOTAL MUNICIPAL BONDS (COST $2,130,082)		2,179,915

See accompanying notes which are an integral part of these financial statements.

Geier Strategic Total Return Fund
Schedule of Investments - continued
July 31, 2011
(Unaudited)

U.S. Government Securities - 12.24%	Principal Amount	Fair Value

TIP, 2.000%, 01/15/2014	$300,000	$398,204
TIP, 2.500%, 07/15/2016	300,000	391,664
TIP, 1.625%, 01/15/2018	300,000	365,497
U.S. Treasury Bill, 0.000%, 12/15/2011	10,000	9,996
U.S. Treasury N/B, 6.125%, 08/15/2029	250,000	330,078
U.S. Treasury N/B, 8.750%, 05/15/2020	1,500,000	2,241,797

TOTAL U.S. GOVERNMENT SECURITIES (Cost $3,593,887)		3,737,236

Mortgage Backed Securities - 3.90%

Countrywide Alternative Loan Trust, 0.477%, 05/25/2034 (a)	638,281	507,603
Credit Suisse First Boston Mortgage Securities Corp., 0.000%, 10/25/2033 (a)	260,617	218,994
Morgan Stanley Mortgage Loan Trust, 0.000%, 10/25/2034 (a)	264,691	247,637
Structured Asset Securities Corp., 0.000%, 04/25/2033 (a)	229,808	215,896

TOTAL MORTGAGE BACKED SECURITIES (Cost $1,268,178)		1,190,130

Preferred Stocks - 0.82%	Shares

Public Storage, 6.350%, callable 07/26/2016	10,000	249,500

TOTAL PREFERRED STOCKS (Cost $250,000)		249,500

Money Market Securities - 33.72%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.16% (b)	10,295,449	10,295,449

TOTAL MONEY MARKET SECURITIES (Cost $10,295,449)		10,295,449

TOTAL INVESTMENTS (Cost $29,808,672) - 98.68%		$30,128,688

Other assets less liabilities - 1.32%		401,818

TOTAL NET ASSETS - 100.00%		$30,530,506

(a) Variable rate security, the coupon rate shown represents the rate at July 31, 2011.
(b) Variable rate security; the rate shown represents the 7 day yield at July 31, 2011.

Tax Related
Unrealized appreciation		479,305
Unrealized depreciation		(159,289)
Net unrealized appreciation (depreciation)		$320,016

Aggregate cost of securities for income tax purposes		$29,808,672

See accompanying notes which are an integral part of these financial statements.

Geier Strategic Total Return Fund
Related Notes to the Schedule of Investments
July 31, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and preferred stocks are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Geier Strategic Total Return Fund
Related Notes to the Schedule of Investments – continued
July 31, 2011
(Unaudited)

Fixed income securities such as corporate bonds, municipal bonds, U.S. government securities, and mortgage-backed securities when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Geier Strategic Total Return Fund
Related Notes to the Schedule of Investments – continued
July 31, 2011
(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$1,732,080	$-	$-	$1,732,080

Mutual Funds	5,656,755	-	-	5,656,755

Corporate Bonds	-	5,087,623	-	5,087,623

Municipal Bonds	-	2,179,915	-	2,179,915

U.S. Government Securities	-	3,737,236	-	3,737,236

Mortgage-Backed Securities		1,190,130	-	1,190,130

Preferred Stocks	249,500	-	-	249,500

Money Market Securities	10,295,449	-	-	10,295,449
Total	$17,933,784	$12,194,904	$-	$30,128,688

*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of July 31, 2011.

TEAM Asset Strategy Fund
Schedule of Investments
July 31, 2011
(unaudited)
	Shares	Fair Value
Common Stocks - 68.54%

Banks - 5.45%
Mitsubishi UFJ Financial Group, Inc. (b)	550,000	$2,788,500

Fats & Oils - 4.15%
Archer - Daniels - Midland Co.	70,000	2,126,600

Fire, Marine & Casualty Insurance - 4.35%
Berkshire Hathaway Inc., Class B (a)	30,000	2,225,100

Gold & Silver Ores - 39.23%
Agnico - Eagle Mines, Ltd.	45,000	2,508,750
AngloGold Ashanti Ltd. (b)	47,000	1,971,180
Gold Resource Corp.	93,000	2,308,260
Goldcorp, Inc.	47,000	2,247,070
Minefinders Corp., Ltd. (a)	217,000	3,170,370
Newmont Mining Corp.	35,000	1,946,350
Royal Gold, Inc.	39,000	2,499,900
Yamana Gold, Inc. (c)	265,000	3,439,700
		20,091,580

Mining - 4.91%
New Gold Inc. (a)	233,000	2,516,400

Petroleum & Natural Gas - 4.00%
Encana Corp. (c)	70,000	2,050,300

Services - 6.45%
Heckmann Corp. (a)	100,000	603,000
U.S. Global Investors, Inc. - Class A (c)	360,000	2,700,000
		3,303,000

TOTAL COMMON STOCKS (Cost $32,194,003)		35,101,480

Exchange-Traded Funds - 15.70%

Direxion Daily Small Cap Bear 3X Shares (a)	75,000	2,823,000
ProShares UltraShort Euro (a)	147,000	2,496,060
UltraShort Oil & Gas ProShares (a)	100,000	2,721,000

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,856,018 )		8,040,060

Real Estate Investment Trusts - 7.39%

Annaly Capital Management, Inc.	112,000	1,879,360
Redwood Trust, Inc.	133,000	1,905,890

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,870,253)		3,785,250

Money Market Securities - 24.14%

Fidelity Institutional Treasury Only Portfolio, .01% (d)	12,364,555	12,364,555

TOTAL MONEY MARKET SECURITIES (Cost $12,364,555)		12,364,555

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund
Schedule of Investments - continued
July 31, 2011
(unaudited)
	Outstanding Contracts	Fair Value
Call Options Purchased - 1.33%

Hewlett-Packard Co. / January 2012 / Strike $45.00 (e)	2,000	68,000
PowerShares DB US Dollar Index Bullish Fund / August 2011 / Strike $21 (e)	11,000	253,000
PowerShares DB US Dollar Index Bullish Fund / September 2011 / Strike $21 (e)	11,000	363,000

TOTAL CALL OPTIONS PURCHASED (Cost $1,834,384)		684,000

Put Options Purchased - 7.60%

Allegheny Technologies Inc. / October 2011 / Strike $70.00 (e)	400	528,000
Ford Motor Co. / January 2012 / Strike $10.00 (e)	1,800	66,600
Fastenal Co. / August 2011 / Strike $32.50 (e)	1,000	45,000
Industrial Select Sector SPDR / December 2011 / Strike $37.00 (e)	2,000	735,000
iShares MSCI Brazil Index / August 2011 / Strike $72.00 (e)	6,000	1,632,000
iShares MSCI Emerging Market Index / August 2011 / Strike $46.00 (e)	6,000	510,000
PowerShares QQQ Trust, Series 1 / September 2011 / Strike $58.00 (e)	1,000	190,000
Titanium Metals Corp. / September 2011 / Strike $19.00 (e)	1,000	185,000

TOTAL PUT OPTIONS PURCHASED (Cost $3,742,672)		3,891,600
	19,200

TOTAL INVESTMENTS (Cost $61,861,885) - 124.70%		$63,866,945

Liabilities in excess of other assets - (24.70)%		(12,652,046)

TOTAL NET ASSETS - 100.00%		$51,214,899

(a) Non-income producing.
(b) American Depositary Receipt.
(c) All or a portion of this security is held as collateral on forward currency contracts.
(d) Variable rate security; the rate shown represents the 7 day yield at July 31, 2011.
(e) Each Call/Put contract has a multiplier of 100 shares

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund
Forward Currency
July 31, 2011
(unaudited)

		Underlying Face	Unrealized
	Original	Amount at	Appreciation
Short Forward Currency	Face Value	Fair Value	(Depreciation)

AUD FX Contract, August 22, 2011	(4,750,143)	$(5,200,451)	(200,451)
AUD FX Contract, August 22, 2011	(4,775,549)	(5,228,267)	(228,267)
JPY FX Contract, August 8, 2011	(1,223,700,000)	(15,856,000)	(856,000)
NZD FX Contract, August 24, 2011	(8,839,500)	(7,709,550)	(709,550)

Total Short Forward Currency			$(1,994,268)

Tax Related (Excludes Forward Currency Contracts)
Unrealized appreciation			4,285,105
Unrealized depreciation			(2,340,876)
Net unrealized appreciation			$1,944,229

Aggregate cost of securities for income tax purposes			61,922,716

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments
July 31, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Dividend income from real estate investment trusts (REITS) is recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Forward Currency Contracts - The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities.   The Fund has engaged in foreign currency exchange transactions for the purpose of capitalizing on the movements of foreign currency value versus the U.S. dollar.

Purchasing Put Options - The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.  The Fund may purchase a put option on an underlying security (a “protective put”) owned as a defensive technique in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Adviser deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

Purchasing Call Options - The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments - continued
July 31, 2011
 (Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds and real estate investment trusts, are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Call and put options that the Fund invests in are generally traded on an exchange.  The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service.  If the last sale price is not available, the options will be valued using the last bid price.  The options will generally be categorized as Level 1 securities.

Fixed income securities that are valued using market quotations in an active market are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities are generally categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities are categorized as Level 3 securities.

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments - continued
July 31, 2011
 (Unaudited)

 Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Derivative instruments the Fund invests in, such as forward currency contracts, are valued at the interpolated rates based on the prevailing banking rates and are generally categorized as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.  Any fair value pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used in valuing the Fund’s investments as of July 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$35,101,480	$-	$-	$35,101,480
Exchange-Traded Funds	8,040,060	-	-	8,040,060
Real Estate Investment Trusts	3,785,250			3,785,250
Money Market Securities	12,364,555	-	-	12,364,555
Call Options Purchased	684,000	-	-	684,000
Put Options Purchased	3,891,600	-	-	3,891,600
Total	$63,866,945	$-	$-	$63,866,945
*Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Short Currency Forward Contract	$-	$(1,994,268)	$-	$(1,994,268)
Total	$-	$(1,994,268)	$-	$(1,994,268)

The Fund had no transfers between Level 1 and Level 2 at anytime during the reporting period.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments - continued
July 31, 2011
 (Unaudited)

Derivative Transactions – Call and put options purchased and long and short forward currency contracts are represented on the Statement of Assets and Liabilities under investments in securities at value and payable for forward currency contracts, respectively and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on investment securities and foreign currency, respectively.

Please see the chart below for information regarding call and put options purchased and long and short forward currency contracts for the Fund.

At July 31, 2011:
Derivatives	Location of Derivatives on Statements of Assets & Liabilities

Call Options Purchased	Investment in Securities, at fair value	$684,000

Put Options Purchased	Investment in Securities, at fair value	$3,891,600

Long Forward Currency	Payable for forward currency contracts	$-

Short Forward Currency	Payable for forward currency contracts	$(1,994,268)

Long Spot Forward Currency	Payable for spot forward currency contracts	$-

Short Spot Forward Currency	Payable for spot forward currency contracts	$-

For the period ended July 31, 2011 :

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives

Equity Risk: Call Options Purchased	Net realized and unrealized gain (loss) on investments	131,245	107,245	1,161,840	$(1,150,384)
Equity Risk: Put Options Purchased	Net realized and unrealized gain (loss) on investments	72,400	53,200	$(5,770,351)	$148,928
Foreign Exchange Risk:	Net realized and unrealized gain (loss) on
Long Forward Currency	Foreign Currency Translations	8	4	$1,206,263	$-
Foreign Exchange Risk:	Net realized and unrealized gain (loss) on
Short Forward Currency	Foreign Currency Translations	8	4	$(2,302,390)	$(1,994,268)
Foreign Exchange Risk:	Net realized and unrealized gain (loss) on
Long Spot Forward Currency	Foreign Currency Translations	1	1	$139,596	$-
Foreign Exchange Risk:	Net realized and unrealized gain (loss) on
Short Spot Forward Currency	Foreign Currency Translations	1	1	$(134,982)	$-

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of September 28 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  ____Valued Advisers Trust_______________

By           /s/ R. Jeffrey Young
              R. Jeffrey Young, President and Principal Executive Officer

Date         9/28/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ R. Jeffrey Young
       R. Jeffrey Young, President and Principal Executive Officer

Date           9/28/2011

By
/s/ William J. Murphy
              William J. Murphy, Treasurer and Principal Financial Officer

Date             9/28/2011